Class A Ordinary Shares Subject to Possible Redemption (Details)	Sep. 30, 2021 $ / shares shares
Common Stock Subject to Mandatory Redemption [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares outstanding	38,259,457
Common Stock Subject to Possible Redemption [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	500,000,000